CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	11,127,869	11,122,573	11,062,188
Common stock, shares outstanding	11,127,869	11,122,573	11,062,188